Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of unused tax losses for which no deferred tax asset recognized
	30 June 2022 A$	30 June 2021 A$
Unused tax losses for which no deferred tax asset has been recognized	48,058,129	44,178,579
Potential tax benefit @ 25% (2021: 26%)	12,014,532	11,486,431

Schedule of income tax expense
	30 June 2022 A$	30 June 2021 A$
Loss from continuing operations before income tax expense	(2,854,254)	(8,384,465)
Tax at the Australian tax rate of 25% (2021: 26%)	(713,564)	(2,179,961)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(64,375)	(92,614)
Accounting expenditure subject to R&D tax incentive	147,989	212,907
Share-based payments	23,723	550,163
Net impact of other amounts not deductible (taxable)	(363,661)	428,003
Subtotal	(969,888)	(1,081,502)
Tax losses and other timing differences for which no deferred tax asset is recognized	969,888	1,081,502
Income tax expense	-	-